OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	6 Months Ended
Jan. 31, 2026
Summary of right-of-use-asset
Balance, July 31, 2024	$17,316
Amortization	(4,947)
Balance, January 31, 2025	$12,369

Balance, July 31, 2025	$7,421
Amortization	(4,947)
Balance, January 31, 2026	$2,474

Summary of lease liability
Balance, July 31, 2020	$-
Addition	49,475
Lease payment – base rent portion	(2,132)
Lease liability – accretion expense	1,456
Balance, July 31, 2021	$48,799
Lease payment – base rent portion	(12,792)
Lease liability – accretion expense	5,326
Balance, July 31, 2022	$41,333
Lease payment – base rent portion	(12,956)
Lease liability – accretion expense	4,376
Balance July 31, 2023	$32,753
Lease payment – base rent portion	(13,612)
Lease liability – accretion expense	3,244
Balance July 31, 2024	$22,385
Lease payment – base rent portion	(14,104)
Lease liability – accretion expense	1,888
Balance July 31, 2025	$10,169
Lease payment – base rent portion	(7,052)
Lease liability – accretion expense	375
Balance January 31, 2026	$3,492

Current portion	$3,492
Long-term portion	$-

Summary of future lease payments
Fiscal 2026 (February 1, 2026 to April 30, 2026)	3,526
Total undiscounted lease payments	$3,526
Less: imputed interest	(34)
Lease liability at January 31, 2026	$3,492